Note 16 - Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2017		2016		2015
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,427,438	2.94	917,188	2.79	1,095,850	2.76
Granted	260,000	2.39	575,000	3.22	-	-
Exercised	(60,000)	1.91	-	-	(72,412)	2.13
Forfeited	(134,750)	3.09	(64,750)	3.30	(106,250)	2.88
Expired	(285,088)	3.99	-	-	-	-
Outstanding on December 31,	1,207,600	2.61	1,427,438	2.94	917,188	2.79
Exercisable on December 31,	598,850	2.29	774,938	2.87	724,688	3.03

Shares purchase options available for grant on December 31	250,428		243,428		232,428

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Outstanding options				Fully vested options (1)
Exercise price (€)			Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)

	3.22		525,000	8.3	3.22	-	131,250	3,22	-
	2.39		215,000	9.3	2.39	646	-	-	-
	2.38		120,100	2.5	2.38	1,562	120,100	2.38	1,562
	1.91		297,500	5.0	1.91	143,694	297,5000	1.91	143,694
	1.88		50,000	2.5	1.88	25,650	50,000	1.88	25,650
1.88	to	3.22	1,207,600	7.2	2.61	171,553	598,850	2.29	170,907

Schedule of Nonvested Share Activity [Table Text Block]
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2017	652,500	1.62
Granted	260,000	1.67
Vested	(230,000)	1.53
Forfeited	(88,750)	1.67
Non-vested at December 31, 2017	593,750	1.67

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31, 2017
	Foreign currency translation adjustments	Provision for retirement indemnities	Total
Beginning balance	(3,315)	(634)	(3,949)
Other comprehensive income (loss) before reclassifications	-	-	-
Reclassified from accumulated other comprehensive loss	-	-	-
Net current-period other comprehensive income (loss) …..	288	57	345
Ending balance	(3,027)	(577)	(3,604)
	Year Ended December 31, 2016
	Foreign currency translation adjustments	Provision for retirement indemnities	Total
Beginning balance	(3,171)	(396)	(3,567)
Other comprehensive income (loss) before reclassifications	-	-	-
Reclassified from accumulated other comprehensive loss	-	-	-
Net current-period other comprehensive income (loss) …..	(144)	(238)	(382)
Ending balance	(3,315)	(634)	(3,949)